OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

NOTE 10 –OTHER LIABILITIES

	December 31,
	2024	2023

Employees and related institutions	39	60
Accrued expenses	486	634
Operating lease liabilities	7	41
	532	735

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)